Effect in change of presentation currency - CONSOLIDATED INCOME STATEMENT as previously reported (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 EUR (€)
Income statement
Revenue | $			$ 9,097		$ 8,596			$ 7,014	[1]
Cost of sales | $			(7,778)		(7,210)			(5,786)	[1]
Gross profit/(loss) | $			1,319		1,386			1,228	[1]
Sales, general and administration expenses | $			(433)		(450)			(462)	[1]
Operating profit/(loss) | $			435		672			575	[1]
Finance expense | $			(654)		(671)			(681)	[1]
Profit/(loss) before tax | $			(219)		1			(106)	[1]
Income tax (charge)/credit | $			(44)		40			(66)	[1]
Profit/(loss) for the year	$ (263)	€ (226)	(263)	€ 31	41	[2]	€ (155)	(172)	[1],[2]
(Loss)/profit attributable to:
Owners of the parent | $			(256)		38			(172)	[1]
Non‑controlling interests | $			(7)		3
Previously stated
Income statement
Revenue				7,644			6,345			€ 5,199
Cost of sales				(6,406)			(5,236)			(4,322)
Gross profit/(loss)				1,238			1,109			877
Sales, general and administration expenses				(402)			(416)			(318)
Intangible amortization				(235)			(173)			(109)
Operating profit/(loss)				601			520			450
Finance expense				(602)			(693)			(527)
Finance income							78
Profit/(loss) before tax				(1)			(95)			(77)
Income tax (charge)/credit				35			(60)			(43)
Profit/(loss) for the year				34			(155)			(120)
(Loss)/profit attributable to:
Owners of the parent				31			(155)			(120)
Non‑controlling interests				3
Before exceptional items
Income statement
Revenue | $			9,097		8,596			7,014	[1]
Cost of sales | $			(7,654)		(7,110)			(5,771)	[1]
Gross profit/(loss) | $			1,443		1,486			1,243	[1]
Sales, general and administration expenses | $			(414)		(401)			(332)	[1]
Operating profit/(loss) | $			764		821			720	[1]
Finance expense | $			(626)		(539)			(584)	[1]
Profit/(loss) before tax | $			138		282			136	[1]
Income tax (charge)/credit | $			(98)		(98)			(115)	[1]
Profit/(loss) for the year | $			40		184			21	[1]
Before exceptional items | Previously stated
Income statement
Revenue				7,644			6,345			5,199
Cost of sales				(6,321)			(5,221)			(4,285)
Gross profit/(loss)				1,323			1,124			914
Sales, general and administration expenses				(359)			(300)			(274)
Intangible amortization				(235)			(173)			(109)
Operating profit/(loss)				729			651			531
Finance expense				(479)			(528)			(514)
Profit/(loss) before tax				250			123			17
Income tax (charge)/credit				(87)			(103)			(75)
Profit/(loss) for the year				163			20			(58)
Exceptional items
Income statement
Cost of sales | $			(124)		(100)			(15)	[1]
Gross profit/(loss) | $			(124)		(100)			(15)	[1]
Sales, general and administration expenses | $			(19)		(49)			(130)	[1]
Operating profit/(loss) | $			(329)		(149)			(145)	[1]
Finance expense | $			(28)		(132)			(97)	[1]
Finance income | $								88
Profit/(loss) before tax | $			(357)		(281)			(242)	[1]
Income tax (charge)/credit | $			54		138			49	[1]
Profit/(loss) for the year | $			$ (303)		$ (143)			$ (193)	[1]
Exceptional items | Previously stated
Income statement
Cost of sales				(85)			(15)			(37)
Gross profit/(loss)				(85)			(15)			(37)
Sales, general and administration expenses				(43)			(116)			(44)
Operating profit/(loss)				(128)			(131)			(81)
Finance expense				(123)			(165)			(13)
Finance income							78
Profit/(loss) before tax				(251)			(218)			(94)
Income tax (charge)/credit				122			43			32
Profit/(loss) for the year				€ (129)			€ (175)			€ (62)

[1]	The consolidated income statements for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements